Note 28 - Pensions	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of defined benefit plans [text block]
2
8
.
Pensions

The Group’s principal pension plan comprises the compulsory Superannuation scheme in Australia, where the Group contributes
9.5%.
The pension charge for the year represents contributions payable by the Group which amounted to
$900,483
(
2017:
$196,005;
2016:
nil
) in respect of the Australian scheme.